Significant Contingent Liabilities and Unrecognized Contract Commitments	12 Months Ended
Dec. 31, 2018
Disclosure Of Contingent Liabilities And Commitments [Abstract]
SIGNIFICANT CONTINGENT LIABILITIES AND UNRECOGNIZED CONTRACT COMMITMENTS
9.	SIGNIFICANT CONTINGENT LIABILITIES AND UNRECOGNIZED CONTRACT COMMITMENTS
(1)	Contingencies

Under certain special generic product agreements, the Company is required to have a certain market supply capacity before the launch of the products in the market. Otherwise, the Company is obligated to pay a certain amount as compensation.

(2)	Commitments

In addition to the commitment mentioned in Note 6(10)A and B, the Group’s significant commitments are as follows:

A.	Capital expenditures contracted for at the balance sheet date but not yet incurred and are cancelable without cause are as follows:

	December 31,
	2017	2018
	NT$000	NT$000	US$000
Property, plant and equipment	$1,781	$11,037	$361

B.	Operating lease commitments

The Group leases offices with lease terms between 1 and 5 years, and the majority of lease agreements are renewable at the end of the lease terms at market rate. The future aggregate minimum lease payments are as follows:

	December 31,
	2017	2018
	NT$000	NT$000	US$000
Not later than one year	$32,999	$31,787	$1,038
Later than one year but not later than five years	75,450	46,315	1,513
	$108,449	$78,102	$2,551

C.	The Company has outstanding commitments on purchase agreements for the research and manufacturing of medicines which are cancelable without cause as follows:

December 31,
2017	2018
NT$000	NT$000	US$000
$31,577	$120,707	$3,943

D.	The Company has outstanding commitments on research and development which are cancelable without cause as follows:

December 31,
2017	2018
NT$000	NT$000	US$000
$478,977	$603,178	$19,705

E.

The Company has signed a licensing agreement for technology transition with TWI Pharmaceuticals, Inc. with maximum royalty charges of US$5,000 thousand according to the R&D achievement. Once the new drug is launched in the market, the Company will pay a royalty fee based on a certain percentage of the net product sales.

F.

The Company’s subsidiary entered into a synthesis technology of novel camptothecin derivative transfer agreement with Sutter West Bay Hospitals (SWBH, formerly, California Pacific Medical Center). Under the agreement, SWBH charges the Company’s subsidiary a patent usage fee of US$10 thousand per annum, royalty fees up to US$300 thousand according to the R&D achievement and royalty fees to a certain percentage of relevant product sales volume. Through December 31, 2018, the Company’s subsidiary has paid US$100 thousand.